Share-based option plan - RSU activity (Details) - RSU R$ in Millions	12 Months Ended		42 Months Ended
	Dec. 31, 2017 BRL (R$) Options	Dec. 31, 2016 BRL (R$) Options	Dec. 31, 2017 Options
Number of other equity instruments
Balance of the beginning of the year (in shares)	859,940	672,715
Granted (in shares)	285,064	367,184	1,434,204
Cancelled (in shares)	(63,676)
Paid (in shares)	(271,382)	(179,959)
Balance of the end of the year (in shares)	809,946	859,940	809,946
Share-based compensation expense (in reais) | R$	R$ 10.0	R$ 5.3